Note 15 - Related Party Disclosures	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of related party [text block]
15.	Related party disclosures

(a)	Key management personnel

Key management personnel, which consists of the Company’s officers (President and Chief Executive Officer, Chief Financial Officer, Chief Development Officer, former Chief Medical Officer and former Chief Scientific Officer) and directors, earned the following compensation for the following years:

	2023	2022	2021
	$	$	$
Salaries and wages	1,059	1,555	1,501
Board fees	322	285	230
Stock option expense	1,181	886	797
	2,562	2,726	2,528

(b)	Amounts payable to related parties

As at March 31, 2023, the Company had trade and other payables in the normal course of business, owing to directors and officers of $0.1 million, (2022 - $0.1 million) related to board fees and accrued vacation.